Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 28, 2026	Jun. 29, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(3) ($)	Average Summary Compensation Table Total for non-PEO NEOs(2) ($)	Average Compensation Actually Paid to non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4)	Net Income (Loss)(5) ($)
2026	$1,935,416	$(2,790,099)	$1,834,153	$193,910	$57.09	$(35,777,000)
2025	$2,559,551	$(17,615,561)	$2,590,634	$2,290,664	$65.57	$(10,022,000)

(1)
Mr. Shannon served as the Company’s Principal Executive Officer for each of fiscal years 2026 and 2025.

(2)
The Company’s non-PEO named executive officers for fiscal year 2025 were Mr. Ekster (President) and Mr. Lavan (Chief Financial Officer and Treasurer). The Company’s non-PEO named executive officers for fiscal year 2026 were Mr. Lavan (Chief Financial Officer, Treasurer and President effective June 8, 2026) and Mr. Ekster (President until March 4, 2026).

(3)
Compensation Actually Paid (“CAP”) does not necessarily represent cash and/or equity value transferred to the applicable NEO without condition, but rather is a value calculated under applicable SEC rules. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the Summary Compensation Table (“SCT”) total compensation to determine the CAP for the PEO and the average CAP for the non-PEO NEOs for each fiscal year shown in the table above. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Amounts may not sum due to rounding of averages:

	PEO		Average Non-PEO NEOs
Adjustments	FY2026	FY2025	FY2026	FY2025
SCT Total	$1,935,416	$2,559,551	$1,834,153	$2,590,634
Less: Grant date fair value of equity awards reported in SCT	$0	$0	$928,919	$1,407,661
Plus: Fair value at fiscal year-end of equity awards granted during the fiscal year that are outstanding and unvested at fiscal year-end	$0	$0	$425,623	$1,892,813
Plus: Change in fair value from prior fiscal year-end to current fiscal year-end of equity awards granted in prior fiscal years that are outstanding and unvested at current fiscal year-end	$(3,756,155)	$(16,367,464)	$(239,989)	$(216,506)
Plus: Fair value as of vesting date of equity awards granted and vested during the fiscal year	$0	$0	$0	$0
Plus: Change in fair value from prior fiscal year-end to vesting date of equity awards granted in prior fiscal years that vested during the fiscal year	$(969,360)	$(3,807,648)	$(56,282)	$(568,615)
Less: Fair value at prior fiscal year-end of equity awards granted in prior fiscal years that were forfeited during the fiscal year	$0	$0	$840,676	$0
Plus: Dollar value of dividends or other earnings paid on equity awards during the fiscal year not otherwise included in total compensation	$0	$0	$0	$0
Equals: Compensation Actually Paid	$(2,790,099)	$(17,615,561)	$193,910	$2,290,664

(4)
Total shareholder return is calculated by assuming that $100 was invested at the close of market on June 28, 2024, the last trading day before the Company’s earliest fiscal year in the table, in the Company’s Class A Common Stock, and that all dividends were reinvested. The closing price of the Company’s Class A Common Stock on the last trading day of each fiscal year was used to determine the value of the investment at the end of such fiscal year.

(5)
Net income (loss) as reported in the Company’s audited consolidated financial statements for the applicable fiscal year.

Named Executive Officers, Footnote
(1)
Mr. Shannon served as the Company’s Principal Executive Officer for each of fiscal years 2026 and 2025.
(2)
The Company’s non-PEO named executive officers for fiscal year 2025 were Mr. Ekster (President) and Mr. Lavan (Chief Financial Officer and Treasurer). The Company’s non-PEO named executive officers for fiscal year 2026 were Mr. Lavan (Chief Financial Officer, Treasurer and President effective June 8, 2026) and Mr. Ekster (President until March 4, 2026).

PEO Total Compensation Amount	$ 1,935,416	$ 2,559,551
PEO Actually Paid Compensation Amount	$ (2,790,099)	(17,615,561)
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid (“CAP”) does not necessarily represent cash and/or equity value transferred to the applicable NEO without condition, but rather is a value calculated under applicable SEC rules. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the Summary Compensation Table (“SCT”) total compensation to determine the CAP for the PEO and the average CAP for the non-PEO NEOs for each fiscal year shown in the table above. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Amounts may not sum due to rounding of averages:
	PEO		Average Non-PEO NEOs
Adjustments	FY2026	FY2025	FY2026	FY2025
SCT Total	$1,935,416	$2,559,551	$1,834,153	$2,590,634
Less: Grant date fair value of equity awards reported in SCT	$0	$0	$928,919	$1,407,661
Plus: Fair value at fiscal year-end of equity awards granted during the fiscal year that are outstanding and unvested at fiscal year-end	$0	$0	$425,623	$1,892,813
Plus: Change in fair value from prior fiscal year-end to current fiscal year-end of equity awards granted in prior fiscal years that are outstanding and unvested at current fiscal year-end	$(3,756,155)	$(16,367,464)	$(239,989)	$(216,506)
Plus: Fair value as of vesting date of equity awards granted and vested during the fiscal year	$0	$0	$0	$0
Plus: Change in fair value from prior fiscal year-end to vesting date of equity awards granted in prior fiscal years that vested during the fiscal year	$(969,360)	$(3,807,648)	$(56,282)	$(568,615)
Less: Fair value at prior fiscal year-end of equity awards granted in prior fiscal years that were forfeited during the fiscal year	$0	$0	$840,676	$0
Plus: Dollar value of dividends or other earnings paid on equity awards during the fiscal year not otherwise included in total compensation	$0	$0	$0	$0
Equals: Compensation Actually Paid	$(2,790,099)	$(17,615,561)	$193,910	$2,290,664

Non-PEO NEO Average Total Compensation Amount	$ 1,834,153	2,590,634
Non-PEO NEO Average Compensation Actually Paid Amount	$ 193,910	2,290,664
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid (“CAP”) does not necessarily represent cash and/or equity value transferred to the applicable NEO without condition, but rather is a value calculated under applicable SEC rules. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the Summary Compensation Table (“SCT”) total compensation to determine the CAP for the PEO and the average CAP for the non-PEO NEOs for each fiscal year shown in the table above. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Amounts may not sum due to rounding of averages:
	PEO		Average Non-PEO NEOs
Adjustments	FY2026	FY2025	FY2026	FY2025
SCT Total	$1,935,416	$2,559,551	$1,834,153	$2,590,634
Less: Grant date fair value of equity awards reported in SCT	$0	$0	$928,919	$1,407,661
Plus: Fair value at fiscal year-end of equity awards granted during the fiscal year that are outstanding and unvested at fiscal year-end	$0	$0	$425,623	$1,892,813
Plus: Change in fair value from prior fiscal year-end to current fiscal year-end of equity awards granted in prior fiscal years that are outstanding and unvested at current fiscal year-end	$(3,756,155)	$(16,367,464)	$(239,989)	$(216,506)
Plus: Fair value as of vesting date of equity awards granted and vested during the fiscal year	$0	$0	$0	$0
Plus: Change in fair value from prior fiscal year-end to vesting date of equity awards granted in prior fiscal years that vested during the fiscal year	$(969,360)	$(3,807,648)	$(56,282)	$(568,615)
Less: Fair value at prior fiscal year-end of equity awards granted in prior fiscal years that were forfeited during the fiscal year	$0	$0	$840,676	$0
Plus: Dollar value of dividends or other earnings paid on equity awards during the fiscal year not otherwise included in total compensation	$0	$0	$0	$0
Equals: Compensation Actually Paid	$(2,790,099)	$(17,615,561)	$193,910	$2,290,664

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR Fiscal years ended June 29, 2025 and June 28, 2026
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss) Fiscal years ended June 29, 2025 and June 28, 2026
Total Shareholder Return Amount	$ 57.09	65.57
Net Income (Loss)	$ (35,777,000)	(10,022,000)
PEO Name	Mr. Shannon
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,756,155)	(16,367,464)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(969,360)	(3,807,648)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(928,919)	(1,407,661)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	425,623	1,892,813
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(239,989)	(216,506)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,282)	(568,615)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(840,676)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0